EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Westwood LargeCap Value Fund, Westwood Income Opportunity Fund, Westwood Emerging Markets Fund and Westwood Short Duration High Yield Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 26, 2019 (SEC Accession No. 0001398344-19-012559), in interactive data format.